Document And Entity Information	Jun. 14, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Viad Corp
Document Type	8-K/A
Amendment Description	EXPLANATORY NOTE Viad Corp. (the “Company”) is filing this Amendment No. 1 to include a corrected Exhibit 99.1, which omitted certain information when furnished with the Company’s Current Report on Form 8-K dated June 14, 2022 (the “Original Report”) due to a technical error in the Company’s third party financial reporting software. As a result, the previously furnished Exhibit 99.1 should be disregarded. The investor presentation that was posted on the Company’s website at www.viad.com on June 14, 2022 was complete and correct when initially posted. Except as described above, this Amendment No. 1 does not modify or update disclosure in, or exhibits to, the Original Report. Information not affected by this Amendment No. 1 remains unchanged and reflects the disclosures made at the time the Original Report was made.
Amendment Flag	true
Entity Central Index Key	0000884219
Document Period End Date	Jun. 14, 2022
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	7000 East 1st Avenue
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251-4304
City Area Code	602
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Name of each exchange on which registered	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Name of each exchange on which registered	NYSE